Provisions for Contingent Loans Credit Risk (Details) - Schedule of credit quality and maximum exposure to credit risk - Warranty by Endorsement and Sureties [Member] - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Provisions for Contingent Loans Credit Risk (Details) - Schedule of credit quality and maximum exposure to credit risk [Line Items]
Normal	$ 341,364	$ 432,499
Substandard	7,362	7,170
Non-complying	48
Total	348,774	439,669
Stage 1 - Individual [Member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of credit quality and maximum exposure to credit risk [Line Items]
Normal	340,789	403,479
Substandard
Non-complying
Total	340,789	403,479
Stage 1 Group [Member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of credit quality and maximum exposure to credit risk [Line Items]
Normal	575	567
Substandard
Non-complying
Total	575	567
Stage 2 - Individual [Member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of credit quality and maximum exposure to credit risk [Line Items]
Normal		28,453
Substandard	7,362	7,170
Non-complying
Total	7,362	35,623
Stage 2 Group [Member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of credit quality and maximum exposure to credit risk [Line Items]
Normal
Substandard
Non-complying
Total
Stage 3 - Individual [Member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of credit quality and maximum exposure to credit risk [Line Items]
Normal
Substandard
Non-complying	48
Total	48
Stage 3 Group [Member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of credit quality and maximum exposure to credit risk [Line Items]
Normal
Substandard
Non-complying
Total